Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Amounts Recognized in Financial Statements	The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2024	2023

Associates	12	22

Total	12	22